Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Intangible Assets, Net [Line Items]
Total	$ 1,982,510	$ 254,713	$ 1,807,309
Less: accumulated amortization	(1,331,810)	(171,111)	(1,132,532)
Intangible assets, net	650,700	83,602	674,777
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Total	1,156,390	148,573	1,016,908
Patent [Member]
Schedule of Intangible Assets, Net [Line Items]
Total	$ 826,120	$ 106,140	$ 790,401